Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of income before income tax expenses

Income before income tax expense consisted of:

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
PRC	(274,761,993)	(33,822,942)	43,313,793
Non-PRC	(145,780,649)	(215,618,321)	42,493,369
Total	(420,542,642)	(249,441,263)	85,807,162

Schedule of income tax expenses

Income tax expense for the years ended December 31, 2021, 2022 and 2023 is summarized as follows:

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
Current:
CIT tax (benefit)/expense	15,227,110	42,948,974	75,387,486
LAT expense	39,101,310	26,862,350	70,422,049
Deferred tax expense/(benefit)	(61,608,948)	(60,569,862)	(90,534,084)
Income tax expense/(benefit)	(7,280,528)	9,241,462	55,275,451

Schedule of Effective Income Tax Rate Reconciliation

The Group’s income tax expense differs from the tax expense computed by applying PRC statutory CIT rate of 25% for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
CIT at rate of 25%	(105,135,661)	(62,360,316)	21,451,790
Tax effect of non-taxable income	(3,729,808)	(20,815,682)	(7,508,336)
Tax effect of non-deductible expenses	55,981,806	8,849,339	(3,025,167)
Unrecognized tax benefits	—	—	(12,673,506)
LAT expense	39,101,310	26,862,350	70,422,049
CIT benefit of LAT	(9,775,327)	(6,715,587)	(17,605,512)
Changes in valuation allowance	13,925,825	31,860,999	24,493,566
International rate differences	14,983,887	42,918,080	(18,620,948)
Dividend and interest withholding taxes	(17,148,376)	889,259	(321,096)
Adjustment of estimated income tax accruals	3,085,497	(8,220,977)	(1,315,644)
Others	1,430,320	(4,026,003)	(21,745)
Income tax expense/(benefit)	(7,280,528)	9,241,462	55,275,451

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2021	2022	2023
	US$	US$	US$
Balance at January 1	101,198,970	130,560,908	135,562,075
Additions for tax positions of current year	29,025,853	6,295,454	23,209,764
Reclassification from prior year tax payable	—	—	—
Reductions for tax positions of prior years	—	—	(42,880,080)
Movement in current year due to foreign exchange rate fluctuation	336,085	(1,294,287)	(12,844,072)
Balance at December 31	130,560,908	135,562,075	103,047,687

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2022 and 2023 are as follows:

	December 31,	December 31,
	2022	2023
	US$	US$
Deferred tax assets:
Tax loss carried forward	94,579,348	65,880,222
Accruals and provisions	122,380,636	126,741,964
Capitalized expenses	78,506,854	84,831,071
Revenue recognition at a point in time less tax paid under deemed profit method	(28,086,617)	(32,803,744)
Revenue recognition of real estate lease income on a straight-line basis	322,923	(1,572,986)
Deemed interest expense	115,181,923	96,240,973
Operating lease liability	1,772,742	641,645
Less: Valuation allowance	(18,168,615)	(18,099,350)
Total deferred tax assets, net of valuation allowance	366,489,194	321,859,795
Deferred tax liabilities:
Revenue recognition over time	(149,855,853)	(85,213,884)
Taxable temporary differences arising from asset acquisitions	(294,617,076)	(256,323,009)
Dividend and interest withholding taxes	(46,048,264)	(44,200,493)
Operating lease right-of-use assets	(1,426,996)	(403,906)
Total deferred tax liabilities	(491,948,189)	(386,141,292)